Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Taxes
For the years ended December 31, 2021 and 2020, loss before income taxes were as follows (in thousands):

	Years Ended December 31,
	2021	2020
U.K. Operations	$(174,298)	$(82,705)
Foreign operations	6,952	2,997
Loss before income taxes	$(167,346)	$(79,708)

Schedule of Components of the Provision for Income Taxes
The components of provision for income tax for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Current	Deferred	Total
Year ended December 31, 2021
U.K. operations	$—	$—	$—
Foreign jurisdictions	667	—	667
	$667	$—	$667

	Current	Deferred	Total
Year ended December 31, 2020
U.K. operations	$—	$—	$—
Foreign jurisdictions	569	—	569
	$569	$—	$569

Schedule of Reconciliation of Effective Tax Rates
The effective tax rate of the Company’s provision for income taxes differs from the 19% statutory rate of the Company’s U.K. headquarters entity (in thousands, except percentages):

	December 31,
	2021		2020
U.K. Statutory Rate	$(31,796)	19.0%	$(15,145)	19.0%
Foreign income tax	8	—%	308	(0.4)%
Research & Development credit	(2,061)	1.2%	(628)	0.8%
Stock-based compensation	34	—%	1,293	(1.6)%
Permanent differences	(156)	0.1%	3,325	(4.2)%
Change in valuation allowance	32,402	(19.4)%	7,480	(9.4)%
Rate Change on Deferred Taxes	(11,197)	6.7%	(977)	1.2%
Uncertain Tax Liabilities	64	—%	245	(0.3)%
Losses not benefited	12,625	(7.5)%	3,999	(5.0)%
Others, net	744	(0.4)%	668	(0.8)%
Total	$667	(0.40)%	$569	(0.71)%

Schedule of Significant Components of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred taxes are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$33,068	$15,066
Research and development credits	549	—
Stock-based compensation	4,859	1,476
Lease liabilities	1,394	482
Interest Limitation	10,202	—
Accounts and other receivables	—	—
Accrued liabilities	1,765	788
Other	64	2
Total gross deferred tax assets	51,900	17,814
Less valuation allowance	(50,139)	(16,377)
Net deferred tax assets	1,761	1,437

Deferred tax liabilities:
Right-of-use Assets	$(1,281)	$(821)
Property and equipment, principally due to differences in depreciation	(480)	(592)
Other	—	(24)
Total gross deferred tax liabilities	(1,761)	(1,437)
Net deferred tax assets	$—	$—

Schedule of Net Operating Loss Carryforwards
NOLs and tax credit gross carryforwards as of December 31, 2021 are as follows (in thousands):

	Amount	Expiration Years
NOLs, Federal	$132,272	carried forward indefinitely
NOLs, State	$—	—
Tax credits, Federal	$467	—
Tax credits, State	$—	—

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Balance at beginning of the year	$2,236	$405
Increases based on tax positions related to current year	1,061	733
Increases based on tax positions related to prior years	165	1,199
Decreases based on tax positions related to prior years	(245)	(101)
Balance at end of year	$3,217	$2,236